Loans Held-for-Investment (Loans Held-for-sale Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfer of loans held-for-sale to loans held-for-investment			$ 0	$ 27	$ 30	$ 19	$ 64
Reduction in allowance	$ 10	$ 21	24	64	101	52	197
Financing Receivable, Significant Sales		15		51
Gain (Loss) on Disposition of Other Assets	0	(2)	(2)	(2)	(1)	12	2
Loans held-for-investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral	4,900		4,900		5,800	4,100
Residential first mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale					9	632	508
Reduction in allowance	8	19	19	60	87	38	133
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale					8	20
Reduction in allowance	1	1	2	1	4	2	4
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in allowance	0	0	1	1	3	6	5
Purchase of HELOC loans					197
Premium on HELOC loans					7
Residential first mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid principal balance					601
Loans held-for-sale					427
Reduction in allowance	2		8	51	69	9	66
Gain (loss) on sale from transfer of loans to held-for-sale					$ (1)	$ (11)	$ (1)
Financing Receivable, Significant Purchases			150	197
Financing Receivable, Significant Sales			1,200	386
Premiums Receivable, Gross	1	$ 7	1	7
Gain (Loss) on Disposition of Other Assets			14	(1)
Residential first mortgage | Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales			110	$ 401
Loans Insured or Guaranteed by US Government Authorities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in allowance	$ 4
Financing Receivable, Significant Sales			$ 7